Goodwill and Intangible Assets Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Acquired During Period		$ 1,800,000
ARX Acquisition Percent in Residential Insurance Subsidiary					100.00%
ARX Disposal Percent in Commercial Insurance Subsidiary					100.00%
Goodwill, Impairment Loss		0	$ 0
Goodwill		449,400,000	447,600,000
Net amortization of intangible assets	$ 0	$ 62,100,000	$ 46,800,000	$ 0